Investments and Advances-Other (Tables)	12 Months Ended
Mar. 31, 2011
Investments and Advances Due Within One Year

Investments and advances at March 31, 2010 and 2011 consist of the following:

	Yen (millions)
	2010	2011
Current
Corporate debt securities	¥31	¥331
U.S. government and agency debt securities	1,861	—
Advances	1,350	790
Certificates of deposit	—	1,366
Other	472	—

	¥3,714	¥2,487

Investments and Advances Noncurrent

Investments and advances due within one year are included in other current assets.

	Yen (millions)
	2010	2011
Noncurrent
Auction rate securities (non-marketable)	¥10,041	¥6,948
Marketable equity securities	94,560	92,421
Government bonds	1,999	1,999
U.S. government and agency debt securities	14,875	37,029
Non-marketable equity securities accounted for under the cost method
Non-marketable preferred stocks	2,000	969
Other	9,888	12,178
Guaranty deposits	25,452	23,735
Advances	1,517	1,159
Other	24,515	23,468

	¥184,847	¥199,906

Marketable Securities

Certain information with respect to available-for-sale securities and held-to-maturity securities at March 31, 2010 and 2011 is summarized below:

	Yen (millions)
	2010	2011
Available-for-sale
Cost	¥51,045	¥46,017
Fair value	104,601	99,369
Gross unrealized gains	55,242	56,019
Gross unrealized losses	1,686	2,667

Held-to-maturity
Amortized cost	¥18,766	¥40,725
Fair value	18,862	40,649
Gross unrealized gains	98	91
Gross unrealized losses	2	167

Maturities of Debt Securities Classified as Held-to-maturity

Maturities of debt securities classified as held-to-maturity at March 31, 2011 are as follows:

Yen (millions)
Due within one year	¥1,697
Due after one year through five years	39,028
Due after five years through ten years	—

Total	¥40,725

Gross Unrealized Losses on Marketable Securities

Gross unrealized losses on available-for-sale securities and held-to-maturity securities, and fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2011 are as follows:

	Yen (millions)
	Fair value	Unrealized losses
Available-for-sale
Less than 12 months	¥9,054	¥(1,516)
12 months or longer	7,759	(1,151)

	¥16,813	¥(2,667)

Held-to-maturity
Less than 12 months	¥31,042	¥(167)
12 months or longer	—	—

	¥31,042	¥(167)